UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21634
                                  ----------------------------------------------

                                Access One Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       7501 Wisconsin Avenue, Suite 1000        Bethesda, MD              20814
--------------------------------------------------------------------------------
                    (Address of principal executive offices)          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (240) 497-6400
                                                   -----------------------------

Date of fiscal year end:       December 31
                        -----------------------------------

Date of reporting period:      June 30, 2006
                         --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                      ACCESS ONE TRUST
                                                      Access VP High Yield Fund

SEMIANNUAL REPORT
June 30, 2006

TABLE OF CONTENTS

 i     MESSAGE FROM THE CHAIRMAN

       ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

       SCHEDULE OF PORTFOLIO INVESTMENTS

       1   ACCESS VP HIGH YIELD FUND

 2     STATEMENT OF ASSETS AND LIABILITIES

 3     STATEMENT OF OPERATIONS

 4     STATEMENTS OF CHANGES IN NET ASSETS

 5     FINANCIAL HIGHLIGHTS

 6     NOTES TO FINANCIAL STATEMENTS

12     EXPENSE EXAMPLES

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of the Access VP High Yield Fund for the six months ended June 30, 2006.

The high-yield market generally performed well during the first quarter, buoyed by improved company balance sheets, cost-cutting and debt reduction. Initially, momentum from the first quarter carried over into the second quarter. But then during May and June, the high yield market slowed down as investors became concerned about the effect that continued Fed tightening would have on economic growth.

The market, as measured by performance of the Bear Stearns High Yield Composite Index, advanced 2.97% for the six months through June 30, 2006, compared with 1.24% and 3.82% for the five-and 10-year U.S. Treasury Notes.

As always, we deeply appreciate your investment in the Access VP High Yield Fund and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]

MICHAEL L. SAPIR - Chairman

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

INVESTING IN A HIGH-YIELD FUND INVOLVES CERTAIN RISKS INCLUDING HIGH YIELD, CREDIT DEFAULT SWAP, INTEREST RATE, CREDIT, LIQUIDITY, AGGRESSIVE INVESTMENT TECHNIQUE, COUNTERPARTY, FOREIGN INVESTMENT ISSUER, MANAGEMENT, MARKET, NON-DIVERSIFICATION, REPURCHASE AGREEMENT, SHORT SALE AND VALUATION RISKS. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

                       This Page Intentionally Left Blank

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND
(unaudited)

--------------------------------------------------------------------------------
ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
--------------------------------------------------------------------------------
JUNE 30, 2006

INVESTMENT OBJECTIVE: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

        HIGH YIELD MARKET EXPOSURE

INVESTMENT TYPE          % OF NET ASSETS
---------------          ---------------
Swap Agreements               100%
----------------------------------------
Total Exposure                100%
----------------------------------------

"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

             INDUSTRY EXPOSURE

                        % OF MARKET EXPOSURE
                        --------------------
Industrial                      21%
Consumer Cyclical               13%
Energy                          12%
Utilities                       12%
Communications                   9%
Technology                       9%
Basic Materials                  8%
Consumer Non-Cyclical            8%
Financial                        8%

================================================================================

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS VP HIGH YIELD FUND                                          JUNE 30, 2006
(unaudited)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.7%)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT            VALUE
                                                           ---------        ----------
Federal Agricultural Mortgage Corp.*, 4.65%, 7/3/06 .       $373,000        $  372,904
Federal Farm Credit Bank*, 4.65%, 7/3/06 ............        373,000           372,904
Federal Home Loan Bank*, 4.65%, 7/3/06 ..............        373,000           372,904
Federal Home Loan Mortgage Corp.*, 4.65%, 7/3/06 ....        373,000           372,903
                                                                            ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,491,615) ................................                        1,491,615
                                                                            ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (7.4%)
--------------------------------------------------------------------------------

U.S. Treasury Notes,
   5.125%, 6/30/11 ..................................        700,000           700,820
                                                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $698,797) ..................................                          700,820
                                                                            ----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.9%)
--------------------------------------------------------------------------------

UBS*, 4.93%, 7/3/06, dated 6/30/06, with a
   maturity value of $370,152 (Collateralized by
   $372,000 Federal National Mortgage Association,
   5.00%, 1/15/07, market value $379,335) ...........        370,000           370,000
                                                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $370,000) ..................................                          370,000
                                                                            ----------
TOTAL INVESTMENT SECURITIES
   (Cost $2,560,412)--27.0% .........................                        2,562,435
Net other assets (liabilities)--73.0% ...............                        6,925,380
                                                                            ----------
NET ASSETS--100.0% ..................................                       $9,487,815
                                                                            ==========

_______________
*All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                               UNREALIZED
                                                                              APPRECIATION
                                                            UNITS            (DEPRECIATION)
                                                         ----------          --------------

Total Return Swap Agreement based
   on the 5-year U.S. Treasury Note (5.125%
   due 6/30/11) expiring 6/30/11 (Underlying
   notional amount at value $6,437,535) .........         6,430,000               $3,167

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                              UNREALIZED
                                                            NOTIONAL     BUY/SELL    FIXED    EXPIRATION     APPRECIATION
UNDERLYING INSTRUMENT                                        AMOUNT     PROTECTION   RATE        DATE       (DEPRECIATION)
---------------------                                      ----------   ----------  -------   ----------    --------------
Dow Jones CDX North American High Yield Swap; Series 6     $7,400,000      Sell      3.45%    6/20/2011        $44,107
Dow Jones CDX North American High Yield Swap; Series 6      2,000,000      Sell      3.45%    6/20/2011         11,250
                                                                                                               -------
                                                                                                               $55,357
                                                                                                               =======

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND
(unaudited)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2006
                                                                                     -------------
ASSETS:
   Securities, at value (cost $2,190,412) ....................................         $2,192,435
   Repurchase agreements, at cost ............................................            370,000
                                                                                       ----------
       Total Investment Securities ...........................................          2,562,435
   Cash ......................................................................                816
   Segregated cash balances with custodian for swap agreements ...............                 81
   Interest receivable .......................................................                148
   Receivable for capital shares issued ......................................          6,929,755
   Unrealized appreciation on total return swap agreements ...................              3,167
   Unrealized appreciation on credit default swap agreements
      (premiums paid $56,500) ................................................             55,357
   Prepaid expenses ..........................................................                434
                                                                                       ----------
      TOTAL ASSETS ...........................................................          9,552,193
                                                                                       ----------
LIABILITIES:
   Payable for investments purchased .........................................             39,000
   Advisory fees payable .....................................................              1,888
   Management services fees payable ..........................................                252
   Administration fees payable ...............................................                 89
   Distribution fees payable .................................................                629
   Trustee fees payable ......................................................                  2
   Transfer agency fees payable ..............................................                104
   Fund accounting fees payable ..............................................                114
   Compliance services fees payable ..........................................                124
   Other accrued expenses ....................................................             22,176
                                                                                       ----------
        TOTAL LIABILITIES ....................................................             64,378
                                                                                       ----------
NET ASSETS ...................................................................         $9,487,815
                                                                                       ==========
NET ASSETS CONSIST OF:
   Capital ...................................................................         $9,942,410
   Accumulated net investment income (loss) ..................................             31,312
   Accumulated net realized gains (losses) on investments ....................           (489,954)
   Net unrealized appreciation (depreciation) on investments .................              4,047
                                                                                       ----------
NET ASSETS  ..................................................................         $9,487,815
                                                                                       ==========
Shares of Beneficial Interest Outstanding (unlimited number of
   shares authorized, no par value) ..........................................            320,760
                                                                                       ==========
Net Asset Value (offering and redemption price per share) ....................         $    29.58
                                                                                       ==========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND
(unaudited)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    FOR THE
                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                 JUNE, 30 2006
                                                                                 -------------
INVESTMENT INCOME:
  Interest .............................................................           $ 574,538
                                                                                   ---------
EXPENSES:
  Advisory fees ........................................................              97,150
  Management services fees .............................................              19,430
  Administration fees ..................................................               6,048
  Transfer agency fees .................................................               2,843
  Administrative service fees ..........................................              61,969
  Distribution fees ....................................................              32,383
  Custody fees .........................................................               6,139
  Fund accounting fees .................................................               3,985
  Trustee fees .........................................................                 686
  Compliance services fees .............................................                  42
  Other fees ...........................................................              20,209
                                                                                   ---------
       Total Gross Expenses before reductions ..........................             250,884
       Less Expenses reduced by the Advisor ............................                (932)
                                                                                   ---------
       TOTAL NET EXPENSES ..............................................             249,952
                                                                                   ---------
NET INVESTMENT INCOME (LOSS) ...........................................             324,586
                                                                                   ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities .................            (352,946)
  Net realized gains (losses) on swap agreements .......................           1,020,891
  Change in net unrealized appreciation/depreciation on investments ....            (350,392)
                                                                                   ---------
       NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......             317,553
                                                                                   ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........................           $ 642,139
                                                                                   =========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE
                                                                                SIX MONTHS           FOR THE PERIOD
                                                                                   ENDED         MAY 2, 2005(a) THROUGH
                                                                               JUNE 30, 2006       DECEMBER 31, 2005
                                                                                (unaudited)
                                                                              ---------------    ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss) .......................................         $    324,586          $    244,343
   Net realized gains (losses) on investments .........................              667,945              (154,505)
   Change in net unrealized appreciation/depreciation on investments ..             (350,392)              354,439
                                                                                ------------          ------------
   Change in net assets resulting from operations .....................              642,139               444,277
                                                                                ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................................             (324,586)             (244,343)
   In excess of net investment income .................................             (435,532)             (536,550)
                                                                                ------------          ------------
   Change in net assets resulting from distributions ..................             (760,118)             (780,893)
                                                                                ------------          ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ........................................           27,480,326           123,298,756
   Dividends reinvested ...............................................              760,118               780,893
   Cost of shares redeemed ............................................          (53,637,332)          (88,740,351)
                                                                                ------------          ------------
   Change in net assets resulting from capital transactions ...........          (25,396,888)           35,339,298
                                                                                ------------          ------------
   Change in net assets ...............................................          (25,514,867)           35,002,682
NET ASSETS:
   Beginning of period ................................................           35,002,682                    --
                                                                                ------------          ------------
   End of period ......................................................         $  9,487,815          $ 35,002,682
                                                                                ============          ============
   Accumulated net investment income (loss) ...........................         $     31,312          $    (34,853)
                                                                                ============          ============
SHARE TRANSACTIONS:
   Issued .............................................................              896,450             3,980,093
   Reinvested .........................................................               24,976                25,279
   Redeemed ...........................................................           (1,731,930)           (2,874,108)
                                                                                ------------          ------------
   Change in shares ...................................................             (810,504)            1,131,264
                                                                                ============          ============

_______________
(a)  Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
ACCESS VP HIGH YIELD FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                        FOR THE
                                                                      SIX MONTHS          FOR THE PERIOD
                                                                         ENDED        MAY 2, 2005(a) THROUGH
                                                                     JUNE 30, 2006       DECEMBER 31, 2005
                                                                      (unaudited)
                                                                     -------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................        $30.94              $ 30.00
                                                                         ------              -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)(b) ..............................          0.39                 0.36
   Net realized and unrealized gains (losses) on investments ....          0.13                 1.67
                                                                         ------              -------
      Total income (loss) from investment activities ............          0.52                 2.03
                                                                         ------              -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................         (0.39)               (0.34)
In excess of net investment income ..............................         (1.49)               (0.75)
                                                                         ------              -------
Total distributions .............................................         (1.88)               (1.09)
                                                                         ------              -------
NET ASSET VALUE, END OF PERIOD ..................................        $29.58              $ 30.94
                                                                         ======              =======

TOTAL RETURN ....................................................          1.77%(c)             6.82%(c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d) ...............................................          1.94%                2.13%
Net expenses(d) .................................................          1.93%                1.98%
Net investment income (loss)(d) .................................          2.51%                1.74%

SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................        $9,488              $35,003
Portfolio turnover rate(e) ......................................           703%               1,534%

_______________
(a)  Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006
                                   (unaudited)

1.   ORGANIZATION

     The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value, which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the "Fund") which is a non-diversified series of the Trust pursuant to the 1940 Act.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

     SECURITY VALUATION

     Security prices are generally provided by a third party pricing service. The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees.

     Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

     Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

     When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     REPURCHASE AGREEMENTS

     Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund will be monitored by the Advisor.

     In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and

ACCESS ONE TRUST

                               JUNE 30, 2006
                                (unaudited)

     incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

     SHORT SALES

     The Fund may engage in short sales. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

     Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2006, the Fund did not hold any when-issued or delayed-delivery securities.

     FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

     Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

     SWAP AGREEMENTS

     The Fund may enter into swap agreements for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

     Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the

ACCESS ONE TRUST

                               JUNE 30, 2006
                                (unaudited)

     third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

     CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

     In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

     In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

     The Fund may enter into total return swap agreements that provide the opposite return of its benchmark index or security ("short" the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

     Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

     SECURITIES TRANSACTIONS AND RELATED INCOME

     During the period, securities transactions were accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     ALLOCATIONS

     ProFund Advisors LLC also serves as the investment advisor for each of the additional 4 active Funds in the Access One Trust and each of the 100 active ProFunds in the ProFunds Trust. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

ACCESS ONE TRUST

                                  JUNE 30, 2006
                                   (unaudited)

     DISTRIBUTIONS TO SHAREHOLDERS

     The Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, are distributed annually.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Fund intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax fiscal year end of December 31st.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     The Advisor serves as the investment advisor for the Fund. The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%.

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds' and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Fund for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the Fund, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

     Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $400 for expenses incurred under the Plan in aggregate relating to the Trust.

ACCESS ONE TRUST

                                  JUNE 30, 2006
                                   (unaudited)

     Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Fund for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Fund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

     Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the year ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of the Fund.

     Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of the Fund.

     The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. As of June 30, 2006, the repayments that may potentially be made by the Fund are as follows:

                                                           EXPIRES 2008
                                                           ------------
 Access VP High Yield Fund ........................          $21,340

     During the period ended June 30, 2006, the Advisor voluntarily waived additional fees in the amount of $932 for the Fund in order to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

4.   SECURITIES TRANSACTIONS

     The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

                                                      PURCHASES             SALES
                                                     -----------         -----------
Access VP High Yield Fund ......................     $63,976,762         $76,184,370

5.   FEDERAL INCOME TAX INFORMATION

     As of the latest tax year end of December 31, 2005, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                           EXPIRES 2013
                                                           ------------
Access VP High Yield Fund ...........................        $656,046

     The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

                                                                                     TOTAL            TOTAL
                                   ORDINARY     NET LONG-TERM    TOTAL TAXABLE    TAX RETURN OF   DISTRIBUTIONS
                                    INCOME         GAINS         DISTRIBUTIONS      CAPITAL           PAID
                                   --------     -------------    -------------    -------------   -------------
Access VP High Yield Fund ......   $780,893     $        --         $780,893      $        --       $780,893

ACCESS ONE TRUST

                                  JUNE 30, 2006
                                   (unaudited)

     As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                          TOTAL
                                 UNDISTRIBUTED     UNDISTRIBUTED                      ACCUMULATED       UNREALIZED      ACCUMULATED
                                    ORDINARY         LONG-TERM       DISTRIBUTIONS    CAPITAL AND     APPRECIATION       EARNINGS
                                     INCOME        CAPITAL GAINS        PAYABLE       OTHER LOSSES    (DEPRECIATION)     (DEFICIT)
                                 -------------    --------------     -------------    ------------    --------------    -----------
Access VP High Yield Fund ....     $ 197,104        $       --       $        --       $(656,046)      $    122,327     $(336,615)

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

     At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                    NET
                                                    TAX            TAX           UNREALIZED
                                      TAX        UNREALIZED     UNREALIZED      APPRECIATION
                                     COST       APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                   ----------   ------------   ------------    --------------
Access VP High Yield Fund ....     $2,560,412      $2,023        $     --          $2,023

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

     The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                        BEGINNING       ENDING ACCOUNT     EXPENSES PAID        EXPENSE RATIO
                                      ACCOUNT VALUE         VALUE          DURING PERIOD*       DURING PERIOD
                                          1/1/06           6/30/06        1/1/06 - 6/30/06     1/1/06 - 6/30/06
                                      -------------     --------------    ----------------     ----------------
ACTUAL RETURN
Access VP High Yield Fund               $1,000.00         $1,017.70            $9.66                1.93%

     * Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

     The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                        BEGINNING       ENDING ACCOUNT     EXPENSES PAID        EXPENSE RATIO
                                      ACCOUNT VALUE         VALUE          DURING PERIOD*       DURING PERIOD
                                          1/1/06           6/30/06        1/1/06 - 6/30/06     1/1/06 - 6/30/06
                                      -------------     --------------    ----------------     ----------------
HYPOTHETICAL RETURN
Access VP High Yield Fund               $1,000.00         $1,015.22            $9.64                1.93%

     * Expenses are equal to the average account value times the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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

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

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

ACCESS FUNDS

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. Information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [LOGO OF BEAR & BULL (R)]
                                  PROFUNDS (R)
                               DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                            6/06

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Not applicable - only for annual reports.

         (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

         (a)(3) Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Access One Trust
            -------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date     August 28, 2006
    ---------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                          -----------------------------------------------------
                          Louis M. Mayberg, President and Principal Executive Officer

Date     August 28, 2006
    -------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date     August 28, 2006
    -------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.